Other Equity Instruments - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities purchased and redeemed	£ 500,000,000
Interest rate	0.0533	0.0533
Capital securities issued		£ 500,000,000	£ 500,000,000
£450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Interest rate	0.0425	0.0425
Capital securities issued	£ 450,000,000		£ 450,000,000